Loans and Allowance for Credit Losses - Activity in Allowance for Credit Losses by Portfolio Type (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	$ 4,375	$ 4,537	$ 4,733
Provision for credit losses	1,132	1,229	1,340
Loans charged off	1,516	1,679	1,934
Less recoveries of loans charged off	(344)	(345)	(469)
Net loans charged off	1,172	1,334	1,465
Other changes	(29)	(57)	(71)
Balance at end of period	4,306	4,375	4,537
Commercial [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	1,146	1,075	1,051
Provision for credit losses	361	266	144
Loans charged off	314	305	246
Less recoveries of loans charged off	(95)	(110)	(126)
Net loans charged off	219	195	120
Other changes	(1)
Balance at end of period	1,287	1,146	1,075
Commercial Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	726	776	857
Provision for credit losses	(30)	(63)	(114)
Loans charged off	22	36	92
Less recoveries of loans charged off	(50)	(49)	(125)
Net loans charged off	(28)	(13)	(33)
Balance at end of period	724	726	776
Residential Mortgages [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	787	875	935
Provision for credit losses	(47)	107	212
Loans charged off	135	216	297
Less recoveries of loans charged off	(26)	(21)	(25)
Net loans charged off	109	195	272
Balance at end of period	631	787	875
Other Retail [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	771	781	848
Provision for credit losses	193	278	351
Loans charged off	319	384	523
Less recoveries of loans charged off	(98)	(96)	(105)
Net loans charged off	221	288	418
Balance at end of period	743	771	781
Credit Card [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	880	884	863
Provision for credit losses	654	657	677
Loans charged off	726	725	739
Less recoveries of loans charged off	(75)	(67)	(83)
Net loans charged off	651	658	656
Other changes		(3)
Balance at end of period	883	880	884
Total Loans, Excluding Covered Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	4,310	4,391	4,554
Provision for credit losses	1,131	1,245	1,270
Loans charged off	1,516	1,666	1,897
Less recoveries of loans charged off	(344)	(343)	(464)
Net loans charged off	1,172	1,323	1,433
Other changes	(1)	(3)
Balance at end of period	4,268	4,310	4,391
Covered Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	65	146	179
Provision for credit losses	1	(16)	70
Loans charged off		13	37
Less recoveries of loans charged off		(2)	(5)
Net loans charged off		11	32
Other changes	(28)	(54)	(71)
Balance at end of period	$ 38	$ 65	$ 146